FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 28, 2013
FAIR VALUE MEASUREMENTS
Assets and liabilities carried at fair value, measured on a recurring basis

The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 28, 2013:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Trading securities	$17.7	$7.6	$10.1	$–
Short-term investments	114.5	–	114.5	–
Derivative assets	3.2	.1	3.1	–
Liabilities
Derivative liabilities	$4.7	$–	$4.7	$–

        The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 29, 2012:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Trading securities	$18.6	$9.3	$9.3	$–
Derivative assets	10.0	–	10.0	–
Liabilities
Derivative liabilities	$3.8	$1.0	$2.8	$–